UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2014

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Alabama - 2.3%
Huntsville, AL, Health Care Authority, TECP	0.070%	1/8/15	$10,000,000	$10,000,000
Huntsville, AL, Health Care Authority, TECP	0.070%	1/8/15	4,000,000	4,000,000

Total Alabama				14,000,000

Alaska - 1.7%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.040%	4/1/29	10,635,000	10,635,000	(a)(b)

Arkansas - 0.0%
Fort Smith, AR, Sales & Use Tax Revenue	3.000%	5/1/15	250,000	252,767

California - 7.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC- U.S. Bank	0.060%	10/1/34	1,000,000	1,000,000	(a)(b)
Alameda, CA, Public Financing Authority, Multi- Family Revenue, LIQ-FNMA	0.050%	5/15/35	1,700,000	1,700,000	(a)(b)
California Health Facilities Financing Authority Revenue, St. Joseph Health Systems, LOC- Northern Trust Company	0.030%	7/1/41	2,500,000	2,500,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC- First Republic Bank, FHLB	0.050%	12/1/35	4,785,000	4,785,000	(a)(b)
California State PCFA, PCR, Pacific Gas & Electric, LOC-JPMorgan Chase	0.020%	11/1/26	5,100,000	5,100,000	(a)(b)
California State, GO, LOC-JPMorgan Chase	0.020%	5/1/40	100,000	100,000	(a)(b)
California Statewide CDA Revenue, Kaiser Permanente	0.030%	4/1/46	1,100,000	1,100,000	(a)(b)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.030%	8/1/37	1,240,000	1,240,000	(a)(b)
Irvine Ranch, CA, Water District, GO, Consolidated Improvement District, LOC-Bank of America N.A.	0.030%	10/1/41	200,000	200,000	(a)(b)
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC- Sumitomo Mitsui Banking	0.030%	9/1/51	500,000	500,000	(a)(b)
Community Facilities District No. 09-1, LOC- Sumitomo Mitsui Banking	0.030%	9/1/54	4,000,000	4,000,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.030%	9/1/54	500,000	500,000	(a)(b)
Livermore, CA, COP	0.030%	10/1/30	2,000,000	2,000,000	(a)(b)
Northern, CA, Power Agency Revenue, Hydroelectric Project, LOC-Dexia Credit Local	0.040%	7/1/32	1,000,000	1,000,000	(a)(b)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.030%	4/1/38	700,000	700,000	(a)(b)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC- Bank of Tokyo-Mitsubishi UFJ	0.040%	5/1/26	400,000	400,000	(a)(b)
San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center	0.030%	4/1/30	1,500,000	1,500,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-JPMorgan Chase	0.020%	4/1/36	100,000	100,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.030%	4/1/36	2,000,000	2,000,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
University of California, CA, Revenues	0.020%	5/15/48	$13,950,000	$13,950,000	(a)(b)

Total California				44,375,000

Colorado - 1.3%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.050%	12/1/15	790,000	790,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.040%	7/1/27	122,000	122,000	(a)(b)
Colorado HFA Revenue, Multi-Family Project, SPA- FHLB	0.050%	10/1/30	2,760,000	2,760,000	(a)(b)
Colorado Springs, CO, Utilities Revenue, SPA- Bank of America N.A.	0.050%	11/1/23	4,405,000	4,405,000	(a)(b)

Total Colorado				8,077,000

Connecticut - 4.5%
Connecticut Innovations Inc., CT, Revenue:
Connecticut State General Fund Obligation	4.000%	4/15/15	100,000	101,389
ISO New England Inc. Project, LOC-TD Bank N.A.	0.040%	12/1/39	7,760,000	7,760,000	(a)(b)
Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.040%	7/1/37	130,000	130,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.040%	7/1/30	4,600,000	4,600,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.040%	7/1/34	500,000	500,000	(a)(b)
Wesleyan University	0.030%	7/1/40	200,000	200,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.040%	7/1/30	4,100,000	4,100,000	(a)(b)
Yale University	0.030%	7/1/35	100,000	100,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.060%	5/15/34	800,000	800,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.040%	11/15/34	500,000	500,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.060%	11/15/41	8,000,000	8,000,000	(a)(b)
Thomaston, CT, GO, BAN	1.250%	11/5/15	600,000	605,443

Total Connecticut				27,396,832

Delaware - 0.0%
New Castle County, DE, GO	5.000%	7/15/15	100,000	102,921

District of Columbia - 1.5%
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.060%	12/1/37	3,520,000	3,520,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.040%	2/1/48	5,415,000	5,415,000	(a)(b)

Total District of Columbia				8,935,000

Florida - 3.7%
Florida State Turnpike Authority Revenue, Department of Transportation	5.000%	7/1/15	100,000	102,704
Gainesville, FL, Utilities System Revenue, SPA- JPMorgan Chase	0.040%	10/1/42	5,900,000	5,900,000	(a)(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System	0.040%	11/15/26	1,900,000	1,900,000	(a)(b)
Adventist Health System	0.040%	11/15/34	4,500,000	4,500,000	(a)(b)
Adventist Health System	0.040%	11/15/35	2,000,000	2,000,000	(a)(b)
Hospital Adventist Health System	0.030%	11/15/33	3,100,000	3,100,000	(a)(b)
Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.050%	7/1/30	290,000	290,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Jacksonville, FL, Excise Taxes Revenue	5.000%	10/1/15	$100,000	$103,816
Miami-Dade County, FL, Special Obligation, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.040%	4/1/43	2,600,000	2,600,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.050%	6/1/25	1,595,000	1,595,000	(a)(b)
Orange County, FL, Sales Tax Revenue	3.000%	1/1/15	290,000	290,669

Total Florida				22,382,189

Georgia - 0.6%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.050%	10/1/33	3,600,000	3,600,000	(a)(b)

Illinois - 10.8%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC- Northern Trust Co.	0.090%	1/1/27	1,915,000	1,915,000	(a)(b)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York Mellon	0.070%	1/1/19	17,800,000	17,800,000	(a)(b)
Illinois Development Finance Authority Revenue, Goodman Theatre Project, LOC-Bank One N.A., Northern Trust Co.	0.040%	12/1/33	2,900,000	2,900,000	(a)(b)
Illinois Finance Authority Revenue:
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.140%	2/1/34	5,700,000	5,700,000	(a)(b)
Illinois College, LOC-U.S. Bank	0.040%	10/1/30	6,135,000	6,135,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.050%	10/1/37	10,000,000	10,000,000	(a)(b)
Northwestern Memorial Hospital	0.040%	8/15/42	1,500,000	1,500,000	(a)(b)
Northwestern Memorial Hospital, SPA-UBS AG	0.040%	8/15/42	1,875,000	1,875,000	(a)(b)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.070%	10/1/39	1,540,000	1,540,000	(a)(b)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC-PNC Bank N.A.	0.050%	3/1/32	6,150,000	6,150,000	(a)(b)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.040%	4/1/31	4,000,000	4,000,000	(a)(b)
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-Wells Fargo Bank N.A.	0.040%	6/1/35	1,807,000	1,807,000	(a)(b)
Illinois State Toll Highway Authority, Toll Highway Revenue, LOC-PNC Bank N.A.	0.050%	7/1/30	1,900,000	1,900,000	(a)(b)
University of Illinois, COP, PART, SPA-Bank of America	0.090%	8/15/21	2,790,000	2,790,000	(a)(b)

Total Illinois				66,012,000

Indiana - 4.0%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.040%	6/1/40	9,000,000	9,000,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation	0.040%	2/1/35	2,000,000	2,000,000	(a)(b)
Lease Appropriation, SPA-Citibank N.A.	0.040%	2/1/35	6,400,000	6,400,000	(a)(b)
State Revolving Fund	5.000%	2/1/15	125,000	125,985
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.050%	4/15/39	4,485,000	4,485,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.050%	5/1/34	$2,440,000	$2,440,000	(a)(b)

Total Indiana				24,450,985

Iowa - 0.1%
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.050%	2/15/39	500,000	500,000	(a)(b)

Kentucky - 1.3%
Berea, KY:
Educational Facilities Revenue, Berea College Project	0.060%	6/1/29	955,000	955,000	(a)(b)
Educational Facilities Revenue, Berea College Project	0.060%	6/1/32	600,000	600,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.040%	8/15/38	5,000,000	5,000,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.050%	7/1/38	1,475,000	1,475,000	(a)(b)

Total Kentucky				8,030,000

Louisiana - 4.6%
Louisiana State PFA Revenue:
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.040%	9/2/33	6,610,000	6,610,000	(a)(b)
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.040%	9/2/39	11,310,000	11,310,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.060%	12/1/40	10,000,000	10,000,000	(a)(b)

Total Louisiana				27,920,000

Maryland - 0.7%
Baltimore, MD, Project Revenue, Wastewater Project, AMBAC	5.000%	7/1/15	195,000	200,373
Maryland State Department of Transportation County, Transportation Revenue, NATL	3.500%	12/1/14	110,000	110,000
Maryland State Department of Transportation, Consolidated Transportation Revenue	5.250%	12/15/14	100,000	100,189
Montgomery County, MD, GO, Public Improvement	5.000%	5/1/15	150,000	152,948
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC- FNMA, FHLMC	0.050%	7/1/36	1,530,000	1,530,000	(a)(b)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.060%	11/1/29	1,900,000	1,900,000	(a)(b)

Total Maryland				3,993,510

Massachusetts - 2.1%
Haverhill, MA, GO, State Aid Anticipation Notes	1.250%	12/12/14	1,000,000	1,000,269
Massachusetts State Bay Transportation Authority Revenue, General Transportation System, NATL	5.250%	3/1/15	140,000	141,737
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.040%	9/1/31	2,645,000	2,645,000	(a)(b)
Partners Healthcare System, LOC-Bank of New York	0.040%	7/1/48	2,500,000	2,500,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.040%	7/1/46	1,900,000	1,900,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.040%	7/1/27	$3,800,000	$3,800,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.050%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State, GO, Consolidated Loan	4.000%	1/1/15	275,000	275,875
Somerville, MA, GO	3.000%	2/15/15	100,000	100,564

Total Massachusetts				12,963,445

Michigan - 0.6%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.040%	1/1/26	3,100,000	3,100,000	(a)(b)
Michigan State Trunk Line Fund Revenue, AGM	5.000%	9/1/15	95,000	98,302
University of Michigan Revenue	4.000%	4/1/15	100,000	101,246
Waterford, MI, School District, GO	2.000%	5/1/15	650,000	654,713

Total Michigan				3,954,261

Minnesota - 2.9%
Richfield, MN, GO, Capital Improvement Plan	3.750%	2/1/15	105,000	105,614
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, SPA-Northern Trust Co.	0.030%	11/15/38	7,180,000	7,180,000	(a)(b)
Mayo Foundation, SPA-Bank of America N.A.	0.030%	8/15/32	10,300,000	10,300,000	(a)(b)
St. Paul, MN, Sewer Revenue	2.000%	12/1/14	100,000	100,000
University of Minnesota Revenue	5.000%	12/1/14	100,000	100,000

Total Minnesota				17,785,614

Missouri - 0.6%
Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of America	0.060%	6/1/37	2,600,000	2,600,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue, St. Louis Priory School Project, LOC- U.S. Bank N.A.	0.060%	2/1/33	900,000	900,000	(a)(b)

Total Missouri				3,500,000

Nebraska - 0.0%
Lincoln West Haymarket, NE, Joint Public Agency, GO	2.000%	12/15/14	220,000	220,145

New Hampshire - 0.3%
New Hampshire State HEFA Revenue, University System	0.090%	7/1/33	2,000,000	2,000,000	(a)(b)

New Jersey - 1.6%
East Brunswick Township, NJ, GO, BAN	1.000%	3/20/15	2,185,000	2,190,077
Flemington Raritan, NJ, Regional School District, GO, NATL, School Board Reserve Fund	5.700%	2/1/15	400,000	403,659
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	1.000%	5/13/15	2,350,000	2,357,525
Lakewood Township, NJ, GO, BAN	1.000%	4/9/15	1,900,000	1,903,070
Lower Township, NJ, Municipal Utilities Authority Revenue	2.000%	12/1/14	185,000	185,000
Monmouth County, NJ, Improvement Authority Revenue:
Governmental Pooled Loan Notes, County GTD	2.000%	12/4/14	1,200,000	1,200,177
Governmental Pooled Loan, County GTD	4.000%	12/1/14	200,000	200,000

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Water Reclamation System Project Notes, County GTD	1.500%	2/13/15	$1,184,000	$1,186,628

Total New Jersey				9,626,136

New York - 13.5%
Bethlehem, NY, CSD, GO, BAN	1.000%	7/22/15	800,000	803,303
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.030%	3/1/38	700,000	700,000	(a)(b)
Carmel, NY, GO, BAN	1.000%	10/9/15	1,500,000	1,509,065
Chemung County, NY, GO, BAN	1.000%	10/16/15	2,000,000	2,010,086
Chili, NY, GO, BAN	1.000%	12/19/14	500,000	500,054
Clinton, NY, CSD, GO, BAN	1.000%	6/25/15	1,100,000	1,103,088
Corinth, NY, CSD, GO, BAN	1.000%	12/18/14	1,044,181	1,044,335
East Rockaway, NY, GO, BAN	1.000%	6/11/15	1,338,000	1,342,554
Eastchester, NY, GO, BAN	1.250%	7/22/15	800,000	804,320
Hamburg Town, NY, GO, BAN	1.000%	7/9/15	2,580,900	2,591,276
Lindenhurst, NY, GO, BAN, Public Improvement	1.000%	8/14/15	2,500,000	2,511,345
Long Island, NY, Power Authority Revenue, LOC- TD Bank N.A.	0.040%	12/1/29	2,400,000	2,400,000	(a)(b)
MTA, NY, Dedicated Tax Fund Revenue, LOC- State Street B&T Co.	0.040%	11/1/22	600,000	600,000	(a)(b)
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.040%	11/15/21	10,400,000	10,400,000	(a)(b)
Nassau Health Care Corp., NY, Revenue:
LOC-TD Bank N.A.	0.040%	8/1/29	2,700,000	2,700,000	(a)(b)
Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.050%	8/1/29	5,375,000	5,375,000	(b)(c)
New Hartford, NY, CSD, GO, BAN	1.000%	10/2/15	450,000	451,757
New Paltz, NY, GO, BAN	1.000%	9/23/15	500,000	501,691
New York City, NY, GO	0.040%	8/1/36	100,000	100,000	(a)(b)
New York City, NY, GO:
LOC-JPMorgan Chase	0.040%	8/1/21	2,000,000	2,000,000	(a)(b)
LOC-Morgan Guaranty Trust	0.040%	8/1/20	2,800,000	2,800,000	(a)(b)
New York City, NY, HDC, MFH Revenue, LIQ- JPMorgan Chase	0.040%	5/1/18	4,200,000	4,200,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.040%	7/1/25	585,000	585,000	(a)(b)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Citibank N.A.	0.050%	8/1/31	2,200,000	2,200,000	(a)(b)
New York City Recovery Project Revenue, SPA- Royal Bank of Canada	0.040%	11/1/22	1,900,000	1,900,000	(a)(b)
New York City Recovery Project Revenue, SPA- Royal Bank of Canada	0.040%	11/1/22	1,400,000	1,400,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue:
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.040%	12/1/35	1,400,000	1,400,000	(a)(b)
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.050%	12/1/35	400,000	400,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University SPA-JPMorgan Chase	0.040%	7/1/30	985,000	985,000	(a)(b)
Metropolitan Museum of Art	0.040%	7/1/23	250,000	250,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.040%	7/1/32	3,700,000	3,700,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.040%	7/1/31	$600,000	$600,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.040%	7/1/28	1,100,000	1,100,000	(a)(b)
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.040%	5/1/45	1,100,000	1,100,000	(a)(b)
New York, NY, GO, LOC-Bank of Tokyo-Mitsubishi UFJ	0.040%	4/1/42	1,500,000	1,500,000	(a)(b)
Orchard Park Town, NY, GO, BAN	1.000%	10/22/15	2,500,000	2,512,844
Ossining Town, NY, GO, BAN	1.000%	8/21/15	400,000	401,318
Pawling, NY, CSD, GO, BAN	1.000%	2/18/15	1,000,000	1,001,225
Pleasantville, NY, GO, BAN	1.000%	8/21/15	750,000	753,226
Ridge Road, NY, Fire District, GO, BAN	1.000%	10/7/15	400,000	401,179
Saltaire Village, NY, GO, RAN	1.000%	10/23/15	2,250,000	2,261,997
Spencerport, NY, CSD, GO, BAN	1.000%	6/24/15	2,700,000	2,709,811
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC-U.S. Bank N.A.	0.040%	1/1/33	2,800,000	2,800,000	(a)(b)
LOC-U.S. Bank N.A.	0.030%	11/1/35	800,000	800,000	(a)(b)
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/26/15	1,000,000	1,003,511
Valhalla, NY, Union Free School District, GO, BAN	1.000%	10/16/15	1,300,000	1,307,010
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/26/15	1,250,000	1,253,750
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.040%	11/1/24	420,000	420,000	(a)(b)
Westhampton Beach, NY, Fire District, GO, BAN	1.000%	8/4/15	1,100,000	1,103,166

Total New York				82,296,911

North Carolina - 10.4%
Charlotte, NC, Airport Revenue, Charlotte Douglas, LOC-Wells Fargo Bank N.A.	0.040%	7/1/39	930,000	930,000	(a)(b)
Charlotte, NC, COP:
2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.040%	6/1/33	9,760,000	9,760,000	(a)(b)
Central Yard Project, SPA-Bank of America N.A.	0.050%	3/1/25	5,000,000	5,000,000	(a)(b)
Charlotte, NC, Water & Sewer System Revenue:
SPA-Depfa Bank PLC	0.040%	7/1/36	3,240,000	3,240,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.040%	7/1/27	1,400,000	1,400,000	(a)(b)
Fayetteville, NC, Public Works Commission Revenue, Fayetteville Public Works	5.000%	3/1/15	100,000	101,163
Guilford County, NC, GO, SPA-Wells Fargo Bank N.A.	0.040%	3/1/25	6,820,000	6,820,000	(a)(b)
Mecklenburg County, NC, GO	5.000%	2/1/15	150,000	151,186
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Guilford College Project, LOC-Branch Banking & Trust	0.040%	5/1/24	2,805,000	2,805,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.040%	6/1/37	2,360,000	2,360,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.040%	11/1/38	5,000,000	5,000,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
Meredith College, LOC-Wells Fargo Bank N.A.	0.040%	6/1/38	795,000	795,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.040%	6/1/33	2,655,000	2,655,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.040%	4/1/29	$2,515,000	$2,515,000	(a)(b)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Rex Healthcare	5.000%	7/1/15	100,000	102,638
North Carolina State, GO	4.000%	3/1/15	100,000	100,928
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.040%	7/1/29	12,400,000	12,400,000	(a)(b)
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.040%	3/1/35	2,980,000	2,980,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.040%	2/1/34	1,600,000	1,600,000	(a)(b)
Winston-Salem, NC, Water and Sewer System Revenue, Refunding, SPA-Dexia Credit Local	0.050%	6/1/28	2,670,000	2,670,000	(a)(b)

Total North Carolina				63,385,915

Ohio - 0.3%
Cincinnati, OH, GO	4.000%	12/1/14	300,000	300,000
Cincinnati, OH, GO	5.000%	12/1/14	150,000	150,000
Cincinnati, OH, GO, Various Purpose	2.000%	12/1/14	200,000	200,000
Cuyahoga, OH, GO, Various Purpose, Limited Tax	2.500%	12/1/14	100,000	100,000
Hamilton County, OH, Sewer System Revenue, Improvement, Metropolitan Sewer District, NATL	4.000%	12/1/14	100,000	100,000
Ohio State Building Authority Revenue, State Facilities, Adult Correctional Projects, AGM	5.000%	4/1/15	125,000	126,970
Ohio State Water Development Authority Revenue, Water Development, Fresh Water	3.000%	6/1/15	125,000	126,685
Ohio State, GO:
Common Schools	5.000%	9/15/15	150,000	155,555
Common Schools	0.030%	6/15/26	400,000	400,000	(a)(b)
Conservation Project	3.500%	9/1/15	100,000	102,383
Conservation Project	4.000%	9/1/15	100,000	102,771
Higher Education	4.000%	8/1/15	100,000	102,472

Total Ohio				1,966,836

Oregon - 1.2%
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.040%	10/1/34	2,515,000	2,515,000	(a)(b)
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.040%	6/1/28	1,645,000	1,645,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.040%	12/1/41	2,750,000	2,750,000	(a)(b)
Portland, OR, Sewer System Revenue, First Lien	5.000%	6/1/15	140,000	143,266

Total Oregon				7,053,266

Pennsylvania - 6.6%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.040%	6/1/32	2,150,000	2,150,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.040%	12/1/37	6,700,000	6,700,000	(a)(b)
Allegheny County, PA, IDA Revenue, Western Pennsylvania School for Blind Children, SPA-PNC Bank N.A.	0.040%	7/1/31	5,000,000	5,000,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.060%	1/1/28	1,200,000	1,200,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.050%	9/1/29	6,620,000	6,620,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued}
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.030%	8/1/22	$2,300,000	$2,300,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.050%	11/1/26	5,800,000	5,800,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.040%	8/15/24	1,285,000	1,285,000	(a)(b)
Montgomery County, PA, IDA Revenue, Friends’ Central School Corp. Project, LOC-Wells Fargo Bank N.A.	0.040%	3/1/32	910,000	910,000	(a)(b)
Pennsylvania Economic Development Financing Authority, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.130%	8/1/26	1,500,000	1,500,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.040%	1/1/34	3,600,000	3,600,000	(a)(b)
Pennsylvania State Higher EFA Revenue, Association Independent Colleges & Universities, Waynesburg College, LOC-PNC Bank N.A.	0.060%	11/1/18	800,000	800,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.040%	11/1/29	2,425,000	2,425,000	(a)(b)

Total Pennsylvania				40,290,000

South Carolina - 0.0%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner	5.000%	12/1/14	150,000	150,000

South Dakota - 0.4%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	0.040%	1/1/44	2,420,000	2,420,000	(a)(b)

Tennessee - 1.1%
Blount County, TN, Public Building Authority, Local Government Public Improvement, LOC-Branch Banking & Trust	0.040%	6/1/39	3,640,000	3,640,000	(a)(b)
Blount County, TN, Public Building Authority Revenue	0.040%	6/1/42	2,970,000	2,970,000	(a)(b)
Hendersonville, TN, Utility District Waterworks & Sewer Revenue	4.000%	2/1/15	305,000	306,933

Total Tennessee				6,916,933

Texas - 4.2%
Arlington, TX, ISD, GO, PSF-GTD, School Building	4.000%	2/15/15	100,000	100,772
Corpus Christi, TX, GO, General Improvement, Assured Guaranty	5.000%	3/1/15	100,000	101,151
Denton ,TX, GO, Improvement	2.000%	2/15/15	420,000	421,514
El Paso, TX, ISD, GO, PSF-GTD	5.000%	2/15/15	100,000	100,977
El Paso, TX, Water & Sewer Revenue	3.500%	3/1/15	150,000	151,195
Garland, TX, GO	2.000%	2/15/15	155,000	155,550
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Herman Health System	0.030%	6/1/29	6,100,000	6,100,000	(a)(b)
Memorial Herman Health System	0.030%	12/1/43	4,050,000	4,050,000	(a)(b)
Methodist Hospital	0.040%	12/1/24	2,100,000	2,100,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.040%	9/1/31	100,000	100,000	(a)(b)
Houston, TX, GO	4.000%	3/1/15	150,000	151,379
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.060%	8/1/38	3,815,000	3,815,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.040%	8/1/37	$100,000	$100,000	(a)(b)
State of Texas, GO, Veterans, SPA-Bank of New York Mellon	0.030%	12/1/43	2,165,000	2,165,000	(a)(b)
Tarrant, TX, Regional Water District Revenue, Water Control And Improvement	5.000%	3/1/15	175,000	177,031
Texas State, GO:
Mobility Fund, SPA-Royal Bank of Canada	0.050%	4/1/30	5,590,000	5,590,000	(a)(b)
Transport Commission - Mobility Fund	5.000%	4/1/15	160,000	162,532
University of Houston, TX, Revenue, AGM	5.000%	2/15/15	100,000	100,977

Total Texas				25,643,078

Utah - 0.0%
Davis County, UT, School District, GO, School Building, Utha School Bond Guaranty Program	4.250%	6/1/15	100,000	101,952
Intermountain Power Agency, UT, Power Supply Revenue	4.000%	7/1/15	150,000	153,162

Total Utah				255,114

Vermont - 1.3%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.060%	7/1/37	7,940,000	7,940,000	(a)(b)

Virginia - 2.6%
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.040%	12/1/33	3,350,000	3,350,000	(a)(b)
Henrico County, VA, Water & Sewer Revenue	4.000%	5/1/15	100,000	101,560
Loudoun County, VA, GO, Public Improvement	4.000%	12/1/14	140,000	140,000
Lynchburg, VA, IDA Revenue:
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.050%	1/1/35	6,150,000	6,150,000	(a)(b)
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.050%	1/1/35	6,000,000	6,000,000	(a)(b)
Suffolk, VA, GO, Public Improvement	4.000%	2/1/15	100,000	100,621
Virginia State College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment	2.250%	2/1/15	100,000	100,334
Virginia State Public School Authority Revenue, School Financing 1997 Resolution	5.000%	8/1/15	150,000	154,715

Total Virginia				16,097,230

Washington - 4.6%
King County, WA, GO, Public Transportation Sales Tax	4.000%	12/1/14	100,000	100,000
King County, WA, Sewer Revenue	5.000%	1/1/15	100,000	100,397
Vancouver, WA, Housing Authority Revenue, LIQ- FHLMC	0.040%	12/1/38	2,355,000	2,355,000	(a)(b)
Washington State Health Care Facilities Authority Revenue:
Multicare Health System, LOC-Barclays Bank PLC	0.040%	8/15/41	9,230,000	9,230,000	(a)(b)
Multicare Health System, LOC-Barclays Bank PLC	0.040%	8/15/41	5,210,000	5,210,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.040%	1/1/27	6,200,000	6,200,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.040%	5/1/28	4,840,000	4,840,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - (continued)
Washington State, GO	5.000%	1/1/15	$100,000	$100,401
Washington State, GO	5.000%	1/1/15	100,000	100,378
Washington State, GO, AGM	5.000%	7/1/15	140,000	143,841

Total Washington				28,380,017

Wisconsin - 1.1%
La Crosse, WI, GO, Promissory Notes & Corporate Purpose	2.000%	12/1/14	100,000	100,000
Wisconsin State Clean Water Revenue	5.000%	6/1/15	100,000	102,349
Wisconsin State HEFA Revenue, Hospital Sisters Services, LOC-Bank of Montreal	0.050%	8/1/40	6,200,000	6,200,000	(a)(b)
Wisconsin State, GO	5.000%	5/1/15	300,000	305,871

Total Wisconsin				6,708,220

Wyoming - 0.2%
Sweetwater Country, WY, PCR, Pacific Corp., LOC-Bank of Nova Scotia	0.040%	12/1/20	1,200,000	1,200,000	(a)(b)

TOTAL INVESTMENTS - 100.0% (Cost - $611,416,325#)				611,416,325
Other Assets in Excess of Liabilities - 0.0%				294,216

TOTAL NET ASSETS - 100.0%				$611,710,541

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PART	— Partnership Structure
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
TECP	— Tax Exempt Commercial Paper

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

PFA	— Public Facilities Authority
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$611,416,325	—	$611,416,325

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its investors. The new rules will take effect in stages over the next two years.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 23, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 23, 2015